Accounts receivable, net - Movement (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Movements of allowance for doubtful accounts
Beginning Balance	$ 3,932,343	$ 2,304,817
Balance inherited from JMC		930,657
Addition	38,100,340	769,764
Write off	0	0
Exchange rate effect	1,234,872	(72,895)
Ending Balance	43,267,555	3,932,343
Discontinued operations.
Movements of allowance for doubtful accounts
Beginning Balance	(2,342,585)
Ending Balance	(8,227,240)	(2,342,585)
Continuing operations
Movements of allowance for doubtful accounts
Beginning Balance	1,589,758
Ending Balance	$ 35,040,315	$ 1,589,758